MASTER TRUST - Net Assets Master Trust (Details) - EBP 002 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Master Trust Balances
EBP, Master Trust [Line Items]
Investment, fair value	$ 524.6	$ 457.7
Master Trust Balances | Money market funds
EBP, Master Trust [Line Items]
Investment, fair value	0.2	0.2
Master Trust Balances | Vontier common stock
EBP, Master Trust [Line Items]
Investment, fair value	3.6	3.7
Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Investment, fair value	34.3	24.5
Master Trust Balances | Common/collective trusts
EBP, Master Trust [Line Items]
Investment, fair value	451.2	398.0
Master Trust Balances | Common stock
EBP, Master Trust [Line Items]
Investment, fair value	10.9	10.8
Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Investment, fair value	0.2	0.1
Master Trust Balances | Self-directed brokerage account
EBP, Master Trust [Line Items]
Investment, fair value	24.2	20.4
Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Investment, fair value	56.3	53.9
Plan’s Interest in Master Trust Balances | Money market funds
EBP, Master Trust [Line Items]
Investment, fair value	0.0	0.0
Plan’s Interest in Master Trust Balances | Vontier common stock
EBP, Master Trust [Line Items]
Investment, fair value	0.7	0.7
Plan’s Interest in Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Investment, fair value	3.7	3.2
Plan’s Interest in Master Trust Balances | Common/collective trusts
EBP, Master Trust [Line Items]
Investment, fair value	49.4	46.9
Plan’s Interest in Master Trust Balances | Common stock
EBP, Master Trust [Line Items]
Investment, fair value	1.7	1.8
Plan’s Interest in Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Investment, fair value	0.0	0.0
Plan’s Interest in Master Trust Balances | Self-directed brokerage account
EBP, Master Trust [Line Items]
Investment, fair value	$ 0.8	$ 1.3